FINANCIAL INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2019
FINANCIAL INCOME (EXPENSES)
FINANCIAL INCOME (EXPENSES)

27)  FINANCIAL INCOME (EXPENSES)

a)  Accounting policy

These include interest, monetary and exchange variations arising from short-term investments, derivative transactions, loans, financing, debentures, present value adjustments of transactions that generate monetary assets and liabilities and other financial transactions. These are recognized on an accrual basis when earned or incurred by the Company.

For all financial instruments measured at amortized cost and interest-yielding financial assets classified as financial assets at fair value through other comprehensive income, interest income or expense is recognized using the effective interest method, which exactly discounts estimated future cash payments or receipts over the expected life of the financial instrument or, where appropriate, a shorter period, to the net carrying amount of the financial asset or liability.

b)  Breakdown

	2019	2018	2017
Financial Income
Interest income	272,158	246,083	655,474
Interest receivable (customers, taxes and other)	177,636	118,476	124,391
Gain on derivative transactions (Note 31)	315,351	305,996	373,971
Foreign exchange variations on loans and financing (Note 20)	5,140	32,326	113,203
Other revenues from foreign exchange and monetary variation (1)	209,447	3,341,211	406,013
Other financial income	153,138	68,548	82,906
Total	1,132,870	4,112,640	1,755,958

Financial Expenses
Loan, financing, debenture and finance lease charges (Nota 20) (3)	(830,686)	(510,398)	(932,727)
Foreign exchange variation on loans and financing (Note 20)	(4,036)	(61,174)	(129,049)
Loss on derivative transactions (Note 31)	(263,388)	(295,208)	(415,956)
Interest payable (financial institutions, provisions, trade accounts payable, taxes and other)	(144,779)	(186,238)	(136,425)
Other expenses with foreign exchange and monetary variation	(615,291)	(963,463)	(876,948)
IOF, Pis, Cofins and other financial expenses (2)	(94,831)	(269,006)	(167,897)
Total	(1,953,011)	(2,285,487)	(2,659,002)
Financial income (expenses), net	(820,141)	1,827,153	(903,044)
(1)

For the year ended December 31, 2018, includes tax credits amounting to R$2,926,247, arising from the final court proceeding in favor of the Company and its subsidiary (TData), which recognized the right to exclude ICMS (VAT) from the basis of calculation of PIS and COFINS contributions for the periods from September 2003 to June 2017 and July 2004 to June 2013 (Note 8).

(2)	For the year ended December 31, 2018, includes the amount of R$136,070 of PIS and COFINS on the indexation for inflation credits in (1) above.
(3)	Includes the consolidated amounts of R$457,98, R$45,501 and R$45,265 in the years ended December 31, 2019, 2018 and 2017, respectively, related to leases charges.